UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:    811-7704

Schwab Capital Trust – Schwab Monthly Income Funds

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices)      (Zip code)

Jonathan de St. Paer

Schwab Capital Trust – Schwab Monthly Income Funds

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: December 31

Date of reporting period:    June 30, 2021

Item 1:	Report(s) to Shareholders.

Semiannual Report  |  June 30, 2021
Schwab Monthly Income Funds

Schwab Monthly Income Fund –
Moderate Payout
Schwab Monthly Income Fund –
Enhanced Payout
Schwab Monthly Income Fund –
Maximum Payout

This page is intentionally left blank.

Schwab Monthly Income Funds
In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM)
Distributor: Charles Schwab & Co., Inc. (Schwab)

Schwab Monthly Income Funds   |  Semiannual Report

Schwab Monthly Income Funds
Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Total Returns for the 6 Months Ended June 30, 2021
Schwab Monthly Income Fund – Moderate Payout (Ticker Symbol: SWJRX)	6.01%
Moderate Payout Composite Index	5.38%
Fund Category: Morningstar Allocation - 30% to 50% Equity[1]	5.91%
Performance Details	pages 6-7

Schwab Monthly Income Fund – Enhanced Payout (Ticker Symbol: SWKRX)	3.56%
Enhanced Payout Composite Index	3.15%
Fund Category: Morningstar Allocation - 30% to 50% Equity[1]	5.91%
Performance Details	pages 8-9

Schwab Monthly Income Fund – Maximum Payout (Ticker Symbol: SWLRX)	1.15%
Maximum Payout Composite Index	0.95%
Fund Category: Morningstar Allocation - 15% to 30% Equity[1]	3.28%
Performance Details	pages 10-11
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The components that make up each of the composite indices may vary over time. For index definitions, please see the Glossary.
Fund expenses have been absorbed by CSIM and its affiliates. Without these reductions, the funds’ returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[1]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.

Schwab Monthly Income Funds   |  Semiannual Report

Schwab Monthly Income Funds
The Investment Environment

For the six-month reporting period ended June 30, 2021, U.S. and international equity stocks generated positive returns, with several key equity market indices ending the reporting period at or near record highs, while most fixed-income markets lost ground or were flat. Despite persisting COVID-19 pandemic-driven stresses on the global economy and a resurgence of COVID-19 cases in the winter, along with the emergence of new, highly transmissible variant strains of the virus, equity markets continued to be buoyed by the extensive emergency rescue and fiscal stimulus measures passed by governments and central banks around the world beginning in March 2020, as well as the rapid rollout of COVID-19 vaccines. Both are driving a robust recovery. The U.S. economy outpaced most other regions, eclipsing its pre-pandemic level by the end of the reporting period. The U.S. dollar ended the reporting period slightly stronger against a basket of foreign currencies, generally reducing the returns of overseas investments in U.S. dollar terms. For the six-month reporting period, the S&P 500® Index, a bellwether for the overall U.S. stock market, returned 15.25%. Outside the U.S., the MSCI EAFE® Index (Net)*, a broad measure of developed international equity performance, returned 8.83% and the MSCI Emerging Markets Index (Net)* returned 7.45% for the reporting period. Bond markets were significantly weaker, with the Bloomberg Barclays US Aggregate Bond Index, representing the broad U.S. fixed-income market, returning -1.60% and the FTSE non-US Dollar World Government Bond Index returning -6.00%.
Bolstered by the extensive emergency rescue and fiscal stimulus measures passed by the U.S. Congress and the U.S. Federal Reserve (Fed), the U.S. economy began to recover from the dramatic impact of the COVID-19 pandemic. After a steep slide and subsequent recovery in the second and third quarters of 2020, U.S. gross domestic product (GDP) growth stabilized, growing at an annualized rate of 4.3% for the fourth quarter of 2020 and rising at an annualized rate of 6.4% for the first quarter of 2021. Unemployment, which skyrocketed in April 2020, fell in each subsequent month through March 2021, before experiencing a slight uptick in April 2021. Unemployment dropped again in May before experiencing another slight uptick in June. Inflation remained well below the Fed’s traditional 2% target until March 2021, when it jumped, largely due to supply and demand imbalances in the labor market, increased demand, particularly for travel-related services, as well as increasing energy costs. However, inflation continued to rise through the end of the reporting period.
Asset Class Performance Comparison % returns during the 6 months ended June 30, 2021

These figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and you cannot invest in them directly. Performance results less than one year are not annualized. Past performance is not a guarantee of future results.
For index definitions, please see the Glossary.
Data source: Index provider websites and CSIM.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views may have changed since the report date.
*	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.

Schwab Monthly Income Funds   |  Semiannual Report

Schwab Monthly Income Funds
The Investment Environment (continued)

Outside the U.S., global economies continued to wrestle with the fallout of the COVID-19 pandemic and the emergence of highly transmissible variant strains of the virus. In the eurozone, GDP growth was negative for both the fourth quarter of 2020 and the first quarter of 2021, signaling a double-dip recession, as activity and demand were constrained amid further lockdowns and social-distancing measures implemented to curb the spread of COVID-19. The United Kingdom was particularly hard-hit by the COVID-19 pandemic, with successive spikes in COVID-19 cases that led to recurring national lockdowns and business disruptions. After posting a small gain in GDP for the fourth quarter of 2020, United Kingdom GDP was negative for the first quarter of 2021. Japan’s economy, after posting a slight gain in the fourth quarter of 2020, also contracted in the first quarter of 2021 on a resurgence of COVID-19 cases and a slow vaccine rollout. China, the only major economy to avoid contraction in the face of COVID-19 pandemic-related shocks, maintained positive GDP growth in the fourth quarter of 2020. China’s growth accelerated sharply for the first quarter of 2021 on rising domestic and global demand, strict COVID-19 containment measures, and continued fiscal and monetary support. India, after plunging into one of the worst recessions of any major economy, saw its first positive gain in GDP in the fourth quarter of 2020 and managed a slightly larger gain for the first quarter of 2021, but a huge spike in COVID-19 cases in April 2021 dampened its growth prospects.
Central banks around the world, including the Fed, maintained the low—and for some international central banks, negative—interest rates instituted prior to, and in response to, the COVID-19 pandemic. In the U.S., the federal funds rate remained in a range of 0.00% to 0.25% through the reporting period. The Fed reiterated its intention to continue its support of the economy and affirmed that it would continue its bond-buying program but acknowledged that it was keeping an eye on rising inflation and the health of the labor market. In June, the Fed reiterated that during periods of economic expansion, such as the one currently underway, it would allow inflation to rise moderately above its previous 2% target for periods of time, seeking an average of 2% over the long term. Given that inflation has persistently run below 2% for some time, the Fed expressed confidence that the economy still had a way to go until that limit is reached. Outside the U.S., the European Central Bank held its policy rate at 0.00%, unchanged since March 2016, and increased its asset purchase program to help counter the impact of the COVID-19 pandemic. The Bank of Japan upheld its short-term interest rate target of -0.01%, also unchanged since 2016, and maintained other programs intended to help support economic growth. The Bank of England maintained its key official bank rate at 0.10% and also reiterated its commitment to its bond-buying program. Central banks in key emerging market economies—including China, India, Pakistan, and the Philippines—also maintained their low rates to help counter the effects of the COVID-19 pandemic. Mexico and Indonesia reduced their rates early in the reporting period. Mexico subsequently raised its rates at the end of the reporting period. Brazil and Russia also raised their rates, citing a stronger-than-expected recovery or to counteract the impacts of inflation.
After languishing at historically low levels since the onset of the COVID-19 pandemic, U.S. bond yields climbed steadily in the first half of the reporting period as COVID-19 vaccine distribution ramped up rapidly and investors anticipated an accelerating economic recovery. Over the second half of the reporting period, yields drifted lower on tepid employment reports and growing inflation concerns. The yield on the 10-year U.S. Treasury began the reporting period at 0.93%, hit a reporting-period high of 1.74% in March 2021, and dropped back to 1.45% at the end of the reporting period. Short-term rates ended the reporting period lower, with the three-month U.S. Treasury yield sliding from 0.09% to 0.05% over the reporting period. Outside the U.S., bond yields remained low.

Schwab Monthly Income Funds   |  Semiannual Report

Schwab Monthly Income Funds
Fund Management

Zifan Tang, Ph.D., CFA, Senior Portfolio Manager, is responsible for the co-management of the funds. Prior to joining Schwab in January 2012, Ms. Tang was a product manager at Thomson Reuters and from 1997 to 2009 worked as a portfolio manager at Barclays Global Investors (now known as BlackRock).

Patrick Kwok, CFA, Portfolio Manager, is responsible for the co-management of the funds. Previously, Mr. Kwok served as an associate portfolio manager with CSIM from 2012 to 2016. Prior to that, he worked as a fund administration manager for CSIM, where he was responsible for oversight of sub-advisers, trading, cash management, and fund administration for the Charles Schwab Trust Bank Collective Investment Trusts and Schwab’s multi-asset mutual funds. Prior to joining CSIM in 2008, Mr. Kwok spent two years as an asset operations specialist at Charles Schwab Trust Company. He also worked for one year at State Street Bank & Trust as a portfolio accountant and pricing specialist.

Schwab Monthly Income Funds   |  Semiannual Report

Schwab Monthly Income Fund – Moderate Payout

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Monthly Income Fund – Moderate Payout (3/28/08)	6.01%	17.04%	6.54%	5.77%
S&P 500® Index	15.25%	40.79%	17.65%	14.84%
Bloomberg Barclays US Aggregate Bond Index	-1.60%	-0.33%	3.03%	3.39%
Moderate Payout Composite Index	5.38%	16.37%	8.34%	7.41%
Fund Category: Morningstar Allocation – 30% to 50% Equity[2]	5.91%	18.59%	7.44%	6.20%
Fund Expense Ratios[3]: Net 0.51%; Gross 0.72%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
[1]	The fund’s routine expenses have been absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes 0.51% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.

Schwab Monthly Income Funds   |  Semiannual Report

Schwab Monthly Income Fund – Moderate Payout
Performance and Fund Facts as of June 30, 2021

Statistics
Number of Holdings	6
Portfolio Turnover Rate	5% [1]
12-Month Distribution Yield	1.69% [2]
Asset Class Weightings % of Investments3,4

Top Holdings % of Net Assets3,5,6

Portfolio holdings may have changed since the report date.
[1]	Not annualized.
[2]	Calculation reflects the fund’s monthly ordinary income distributions for the last 12 months divided by the fund’s Net Asset Value as of the end of the reporting period. Distribution yield does not include capital gains distributions. Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the total return/yield may have been lower.
[3]	The fund intends to primarily invest in a combination of Schwab Funds, Laudus Funds, and Schwab ETFs. The fund may also invest directly in equity and fixed-income securities, as well as other unaffiliated mutual funds or ETFs, and cash and cash equivalents (including money market securities).
[4]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[5]	This list is not a recommendation of any security by the investment adviser.
[6]	The holdings listed exclude any temporary liquidity investments.

Schwab Monthly Income Funds   |  Semiannual Report

Schwab Monthly Income Fund – Enhanced Payout

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Monthly Income Fund – Enhanced Payout (3/28/08)	3.56%	11.30%	5.42%	4.92%
S&P 500® Index	15.25%	40.79%	17.65%	14.84%
Bloomberg Barclays US Aggregate Bond Index	-1.60%	-0.33%	3.03%	3.39%
Enhanced Payout Composite Index	3.15%	10.89%	6.69%	6.10%
Fund Category: Morningstar Allocation – 30% to 50% Equity[2]	5.91%	18.59%	7.44%	6.20%
Fund Expense Ratios[3]: Net 0.36%; Gross 0.48%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
[1]	The fund’s routine expenses have been absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes 0.36% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver for so long as CSIM serves as the adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section in the financial statements.

Schwab Monthly Income Funds   |  Semiannual Report

Schwab Monthly Income Fund – Enhanced Payout
Performance and Fund Facts as of June 30, 2021

Statistics
Number of Holdings	6
Portfolio Turnover Rate	10% [1]
12-Month Distribution Yield	1.82% [2]
Asset Class Weightings % of Investments3,4

Top Holdings % of Net Assets3,5,6

Portfolio holdings may have changed since the report date.
[1]	Not annualized.
[2]	Calculation reflects the fund’s monthly ordinary income distributions for the last 12 months divided by the fund’s Net Asset Value as of the end of the reporting period. Distribution yield does not include capital gains distributions. Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the total return/yield may have been lower.
[3]	The fund intends to primarily invest in a combination of Schwab Funds, Laudus Funds, and Schwab ETFs. The fund may also invest directly in equity and fixed-income securities, as well as other unaffiliated mutual funds or ETFs, and cash and cash equivalents (including money market securities).
[4]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[5]	This list is not a recommendation of any security by the investment adviser.
[6]	The holdings listed exclude any temporary liquidity investments.

Schwab Monthly Income Funds   |  Semiannual Report

Schwab Monthly Income Fund – Maximum Payout

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Monthly Income Fund – Maximum Payout (3/28/08)	1.15%	5.78%	4.24%	3.86%
S&P 500® Index	15.25%	40.79%	17.65%	14.84%
Bloomberg Barclays US Aggregate Bond Index	-1.60%	-0.33%	3.03%	3.39%
Maximum Payout Composite Index	0.95%	5.60%	5.01%	4.77%
Fund Category: Morningstar Allocation – 15% to 30% Equity[2]	3.28%	11.74%	5.38%	4.87%
Fund Expense Ratios[3]: Net 0.22%; Gross 0.36%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
[1]	The fund’s routine expenses have been absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes 0.22% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver for so long as CSIM serves as the adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section in the financial statements.

Schwab Monthly Income Funds   |  Semiannual Report

Schwab Monthly Income Fund – Maximum Payout
Performance and Fund Facts as of June 30, 2021

Statistics
Number of Holdings	6
Portfolio Turnover Rate	12% [1]
12-Month Distribution Yield	1.91% [2]
Asset Class Weightings % of Investments3,4

Top Holdings % of Net Assets3,5,6

Portfolio holdings may have changed since the report date.
[1]	Not annualized.
[2]	Calculation reflects the fund’s monthly ordinary income distributions for the last 12 months divided by the fund’s Net Asset Value as of the end of the reporting period. Distribution yield does not include capital gains distributions. Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the total return/yield may have been lower.
[3]	The fund intends to primarily invest in a combination of Schwab Funds, Laudus Funds, and Schwab ETFs. The fund may also invest directly in equity and fixed-income securities, as well as other unaffiliated mutual funds or ETFs, and cash and cash equivalents (including money market securities).
[4]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[5]	This list is not a recommendation of any security by the investment adviser.
[6]	The holdings listed exclude any temporary liquidity investments.

Schwab Monthly Income Funds   |  Semiannual Report

Schwab Monthly Income Funds
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, transfer agent fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning January 1, 2021 and held through June 30, 2021.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio (Annualized)[1,2]	Effective Expense Ratio (Annualized)[3,4]	Beginning Account Value at 1/1/21	Ending Account Value (Net of Expenses) at 6/30/21[2]	Expenses Paid During Period 1/1/21-6/30/21[2,5]	Effective Expenses Paid During Period 1/1/21-6/30/21[4,5]
Schwab Monthly Income Fund - Moderate Payout
Actual Return	0.00%	0.51%	$1,000.00	$1,060.10	$0.00	$2.61
Hypothetical 5% Return	0.00%	0.51%	$1,000.00	$1,024.80	$0.00	$2.56
Schwab Monthly Income Fund - Enhanced Payout
Actual Return	0.00%	0.37%	$1,000.00	$1,035.60	$0.00	$1.87
Hypothetical 5% Return	0.00%	0.37%	$1,000.00	$1,024.80	$0.00	$1.86
Schwab Monthly Income Fund - Maximum Payout
Actual Return	0.00%	0.22%	$1,000.00	$1,011.50	$0.00	$1.10
Hypothetical 5% Return	0.00%	0.22%	$1,000.00	$1,024.80	$0.00	$1.10

[1]	Based on the most recent six-month expense ratio.
[2]	Excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[3]	Based on the most recent six-month acquired fund fees and expense ratio; may differ from the acquired fund fees and expenses ratios in the prospectus.
[4]	Includes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[5]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 181 days of the period, and divided by the 365 days of the fiscal year.

Schwab Monthly Income Funds   |  Semiannual Report

Schwab Monthly Income Fund – Moderate Payout
Financial Statements
Financial Highlights
	1/1/21– 6/30/21*	1/1/20– 12/31/20	1/1/19– 12/31/19	1/1/18– 12/31/18	1/1/17– 12/31/17	1/1/16– 12/31/16
Per-Share Data
Net asset value at beginning of period	$11.38	$11.09	$10.05	$11.09	$10.31	$10.46
Income (loss) from investment operations:
Net investment income (loss)[1]	0.11	0.21	0.29	0.23	0.23	0.21
Net realized and unrealized gains (losses)	0.57	0.36	1.34	(0.92)	0.87	0.26
Total from investment operations	0.68	0.57	1.63	(0.69)	1.10	0.47
Less distributions:
Distributions from net investment income	(0.09)	(0.21)	(0.29)	(0.24)	(0.32)	(0.22)
Distributions from net realized gains	—	(0.07)	(0.30)	(0.11)	—	(0.40)
Total distributions	(0.09)	(0.28)	(0.59)	(0.35)	(0.32)	(0.62)
Net asset value at end of period	$11.97	$11.38	$11.09	$10.05	$11.09	$10.31
Total return	6.01% [2]	5.32%	16.41%	(6.31%)	10.80%	4.58%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[3]	0.00% [4]	0.00%	0.00%	0.00%	0.00%	0.00%
Gross operating expenses[3]	0.19% [4]	0.21%	0.24%	0.19%	0.20%	0.18%
Net investment income (loss)	1.95% [4]	1.93%	2.68%	2.17%	2.11%	1.99%
Portfolio turnover rate	5% [2]	30%	30%	20%	41% [5]	9%
Net assets, end of period (x 1,000,000)	$50	$45	$47	$41	$49	$45

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
4
Annualized.
5
The portfolio turnover rate increased due to the in-kind transactions relating to Schwab Total Bond Market Fund and Schwab U.S. Aggregate Bond Index Fund. There were no transaction costs associated with these transactions. For comparison purposes, portfolio turnover rate would have been 14% without including these transactions.

Schwab Monthly Income Funds   |  Semiannual Report
See financial notes

Schwab Monthly Income Fund – Moderate Payout
Portfolio Holdings as of June 30, 2021 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 98.9% of net assets

Equity Funds 48.2%
Global Real Estate 7.6%
Schwab Global Real Estate Fund	479,008	3,760,209
International 12.5%
Laudus International MarketMasters Fund *	206,755	6,233,671
Large-Cap 28.1%
Schwab Dividend Equity Fund	860,703	14,012,243
		24,006,123

Fixed-Income Fund 49.8%
Intermediate-Term Bond 49.8%
Schwab U.S. Aggregate Bond Index Fund	2,363,793	24,843,464

Money Market Fund 0.9%
Schwab Variable Share Price Money Fund, Ultra Shares 0.03% (a)	425,137	425,307
Total Affiliated Underlying Funds
(Cost $41,932,890)		49,274,894
Security	Number of Shares	Value ($)
Unaffiliated Underlying Fund 1.4% of net assets

Money Market Fund 1.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (a)	711,882	711,882
Total Unaffiliated Underlying Fund
(Cost $711,882)		711,882
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended June 30, 2021:
Affiliated Underlying Funds	Value at 12/31/20	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Value at 06/30/21	Balance of Shares Held at 06/30/21	Distributions Received*
Laudus International MarketMasters Fund	$5,541,114	$693,214	($442,000)	$14,822	$426,521	$6,233,671	206,755	$—
Schwab Dividend Equity Fund	12,821,811	906,775	(1,695,000)	(39,781)	2,018,438	14,012,243	860,703	132,782
Schwab Global Real Estate Fund	3,296,631	236,363	(192,000)	6,285	412,930	3,760,209	479,008	76,363
Schwab U.S. Aggregate Bond Index Fund	22,129,723	3,517,213	(196,000)	(5,273)	(602,199)	24,843,464	2,363,793	237,749
Schwab Variable Share Price Money Fund, Ultra Shares	425,207	59	—	—	41	425,307	425,137	62
Total	$44,214,486	$5,353,624	($2,525,000)	($23,947)	$2,255,731	$49,274,894		$446,956
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

At June 30, 2021, all of the fund’s investment securities were classified as Level 1. Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3. (See financial note 2(a) for additional information)

Schwab Monthly Income Funds   |  Semiannual Report
See financial notes

Schwab Monthly Income Fund – Moderate Payout
Statement of Assets and Liabilities

As of June 30, 2021; unaudited
Assets
Investments in securities, at value - affiliated (cost $41,932,890)		$49,274,894
Investments in securities, at value - unaffiliated (cost $711,882)		711,882
Receivables:
Dividends		159,516
Fund shares sold		58,885
Due from investment adviser		7,388
Prepaid expenses	+	12,868
Total assets		50,225,433
Liabilities
Payables:
Investments bought		332,503
Independent trustees’ fees		336
Fund shares redeemed		17,070
Accrued expenses	+	32,321
Total liabilities		382,230
Net Assets
Total assets		50,225,433
Total liabilities	–	382,230
Net assets		$49,843,203
Net Assets by Source
Capital received from investors		43,389,571
Total distributable earnings		6,453,632

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$49,843,203		4,165,305		$11.97

Schwab Monthly Income Funds   |  Semiannual Report
See financial notes

Schwab Monthly Income Fund – Moderate Payout
Statement of Operations

For the period January 1, 2021 through June 30, 2021; unaudited
Investment Income
Dividends received from securities - affiliated		$446,956
Dividends received from securities - unaffiliated	+	74
Total investment income		447,030
Expenses
Professional fees		12,945
Registration fees		10,673
Portfolio accounting fees		8,833
Shareholder reports		5,342
Independent trustees’ fees		3,544
Custodian fees		776
Transfer agent fees		738
Other expenses	+	1,111
Total expenses		43,962
Expense reduction by CSIM and its affiliates	–	43,962
Net expenses	–	—
Net investment income		447,030
Realized and Unrealized Gains (Losses)
Net realized losses on sales of securities - affiliated		(23,947)
Net change in unrealized appreciation (depreciation) on securities - affiliated	+	2,255,731
Net realized and unrealized gains		2,231,784
Increase in net assets resulting from operations		$2,678,814

Schwab Monthly Income Funds   |  Semiannual Report
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Schwab Monthly Income Fund – Moderate Payout
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	1/1/21-6/30/21		1/1/20-12/31/20
Net investment income		$447,030	$857,657
Net realized losses		(23,947)	(143,675)
Net change in unrealized appreciation (depreciation)	+	2,255,731	1,285,818
Increase in net assets from operations		2,678,814	1,999,800
Distributions to Shareholders
Total distributions		($367,632)	($1,160,837)

Transactions in Fund Shares
		1/1/21-6/30/21		1/1/20-12/31/20
		SHARES	VALUE	SHARES	VALUE
Shares sold		618,352	$7,258,105	1,473,250	$15,784,151
Shares reinvested		17,881	210,015	62,524	679,897
Shares redeemed	+	(394,098)	(4,598,976)	(1,816,959)	(19,246,565)
Net transactions in fund shares		242,135	$2,869,144	(281,185)	($2,782,517)
Shares Outstanding and Net Assets
		1/1/21-6/30/21		1/1/20-12/31/20
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		3,923,170	$44,662,877	4,204,355	$46,606,431
Total increase (decrease)	+	242,135	5,180,326	(281,185)	(1,943,554)
End of period		4,165,305	$49,843,203	3,923,170	$44,662,877

Schwab Monthly Income Funds   |  Semiannual Report
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Schwab Monthly Income Fund – Enhanced Payout
Financial Statements
Financial Highlights
	1/1/21– 6/30/21*	1/1/20– 12/31/20	1/1/19– 12/31/19	1/1/18– 12/31/18	1/1/17– 12/31/17	1/1/16– 12/31/16
Per-Share Data
Net asset value at beginning of period	$11.82	$11.49	$10.58	$11.38	$10.81	$10.92
Income (loss) from investment operations:
Net investment income (loss)[1]	0.12	0.23	0.31	0.25	0.24	0.22
Net realized and unrealized gains (losses)	0.30	0.45	1.13	(0.72)	0.64	0.18
Total from investment operations	0.42	0.68	1.44	(0.47)	0.88	0.40
Less distributions:
Distributions from net investment income	(0.10)	(0.23)	(0.31)	(0.26)	(0.31)	(0.24)
Distributions from net realized gains	—	(0.12)	(0.22)	(0.07)	—	(0.27)
Total distributions	(0.10)	(0.35)	(0.53)	(0.33)	(0.31)	(0.51)
Net asset value at end of period	$12.14	$11.82	$11.49	$10.58	$11.38	$10.81
Total return	3.56% [2]	6.11%	13.79%	(4.20%)	8.19%	3.69%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[3]	0.00% [4]	0.00%	0.00%	0.00%	0.00%	0.00%
Gross operating expenses[3]	0.11% [4]	0.12%	0.14%	0.12%	0.11%	0.10%
Net investment income (loss)	1.97% [4]	2.06%	2.75%	2.28%	2.14%	2.01%
Portfolio turnover rate	10% [2]	28%	31%	9%	50% [5]	6%
Net assets, end of period (x 1,000,000)	$98	$90	$86	$77	$95	$94

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
4
Annualized.
5
The portfolio turnover rate increased due to the in-kind transactions relating to Schwab Total Bond Market Fund and Schwab U.S. Aggregate Bond Index Fund. There were no transaction costs associated with these transactions. For comparison purposes, portfolio turnover rate would have been 13% without including these transactions.

Schwab Monthly Income Funds   |  Semiannual Report
See financial notes

Schwab Monthly Income Fund – Enhanced Payout
Portfolio Holdings as of June 30, 2021 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 98.9% of net assets

Equity Funds 33.2%
Global Real Estate 5.2%
Schwab Global Real Estate Fund	645,720	5,068,901
International 8.6%
Laudus International MarketMasters Fund *	280,306	8,451,239
Large-Cap 19.4%
Schwab Dividend Equity Fund	1,161,297	18,905,920
		32,426,060

Fixed-Income Fund 64.7%
Intermediate-Term Bond 64.7%
Schwab U.S. Aggregate Bond Index Fund	6,008,031	63,144,403

Money Market Fund 1.0%
Schwab Variable Share Price Money Fund, Ultra Shares 0.03% (a)	927,456	927,827
Total Affiliated Underlying Funds
(Cost $83,816,563)		96,498,290
Security	Number of Shares	Value ($)
Unaffiliated Underlying Fund 1.4% of net assets

Money Market Fund 1.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (a)	1,357,040	1,357,040
Total Unaffiliated Underlying Fund
(Cost $1,357,040)		1,357,040
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended June 30, 2021:
Affiliated Underlying Funds	Value at 12/31/20	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Value at 06/30/21	Balance of Shares Held at 06/30/21	Distributions Received*
Laudus International MarketMasters Fund	$7,778,377	$1,651,051	($1,619,472)	$127,846	$513,437	$8,451,239	280,306	$—
Schwab Dividend Equity Fund	17,682,401	1,712,725	(3,354,914)	247,906	2,617,802	18,905,920	1,161,297	187,450
Schwab Global Real Estate Fund	4,569,701	593,794	(718,750)	39,316	584,840	5,068,901	645,720	108,052
Schwab U.S. Aggregate Bond Index Fund	57,885,337	10,931,380	(3,979,228)	(128,270)	(1,564,816)	63,144,403	6,008,031	640,705
Schwab Variable Share Price Money Fund, Ultra Shares	927,610	124	—	—	93	927,827	927,456	135
Total	$88,843,426	$14,889,074	($9,672,364)	$286,798	$2,151,356	$96,498,290		$936,342
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

At June 30, 2021, all of the fund’s investment securities were classified as Level 1. Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3. (See financial note 2(a) for additional information)

Schwab Monthly Income Funds   |  Semiannual Report
See financial notes

Schwab Monthly Income Fund – Enhanced Payout
Statement of Assets and Liabilities

As of June 30, 2021; unaudited
Assets
Investments in securities, at value - affiliated (cost $83,816,563)		$96,498,290
Investments in securities, at value - unaffiliated (cost $1,357,040)		1,357,040
Receivables:
Dividends		266,388
Fund shares sold		54,453
Due from investment adviser		8,706
Prepaid expenses	+	14,054
Total assets		98,198,931
Liabilities
Payables:
Investments bought		586,412
Independent trustees’ fees		341
Fund shares redeemed		29,766
Accrued expenses	+	33,444
Total liabilities		649,963
Net Assets
Total assets		98,198,931
Total liabilities	–	649,963
Net assets		$97,548,968
Net Assets by Source
Capital received from investors		84,784,749
Total distributable earnings		12,764,219

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$97,548,968		8,035,835		$12.14

Schwab Monthly Income Funds   |  Semiannual Report
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Schwab Monthly Income Fund – Enhanced Payout
Statement of Operations

For the period January 1, 2021 through June 30, 2021; unaudited
Investment Income
Dividends received from securities - affiliated		$936,342
Dividends received from securities - unaffiliated	+	159
Total investment income		936,501
Expenses
Professional fees		14,965
Registration fees		12,500
Portfolio accounting fees		9,033
Shareholder reports		7,403
Independent trustees’ fees		3,623
Transfer agent fees		1,125
Custodian fees		277
Other expenses	+	1,279
Total expenses		50,205
Expense reduction by CSIM and its affiliates	–	50,205
Net expenses	–	—
Net investment income		936,501
Realized and Unrealized Gains (Losses)
Net realized gains on sales of securities - affiliated		286,798
Net change in unrealized appreciation (depreciation) on securities - affiliated	+	2,151,356
Net realized and unrealized gains		2,438,154
Increase in net assets resulting from operations		$3,374,655

Schwab Monthly Income Funds   |  Semiannual Report
See financial notes

Schwab Monthly Income Fund – Enhanced Payout
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	1/1/21-6/30/21		1/1/20-12/31/20
Net investment income		$936,501	$1,743,661
Net realized gains		286,798	317,497
Net change in unrealized appreciation (depreciation)	+	2,151,356	2,849,634
Increase in net assets from operations		3,374,655	4,910,792
Distributions to Shareholders
Total distributions		($804,773)	($2,674,802)

Transactions in Fund Shares
		1/1/21-6/30/21		1/1/20-12/31/20
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,821,478	$21,690,680	2,448,176	$27,839,048
Shares reinvested		39,316	470,781	147,131	1,693,229
Shares redeemed	+	(1,410,457)	(16,873,652)	(2,461,385)	(27,672,110)
Net transactions in fund shares		450,337	$5,287,809	133,922	$1,860,167
Shares Outstanding and Net Assets
		1/1/21-6/30/21		1/1/20-12/31/20
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		7,585,498	$89,691,277	7,451,576	$85,595,120
Total increase	+	450,337	7,857,691	133,922	4,096,157
End of period		8,035,835	$97,548,968	7,585,498	$89,691,277

Schwab Monthly Income Funds   |  Semiannual Report
See financial notes

Schwab Monthly Income Fund – Maximum Payout
Financial Statements
Financial Highlights
	1/1/21– 6/30/21*	1/1/20– 12/31/20	1/1/19– 12/31/19	1/1/18– 12/31/18	1/1/17– 12/31/17	1/1/16– 12/31/16
Per-Share Data
Net asset value at beginning of period	$10.80	$10.33	$9.60	$10.15	$9.85	$9.95
Income (loss) from investment operations:
Net investment income (loss)[1]	0.11	0.23	0.29	0.24	0.22	0.20
Net realized and unrealized gains (losses)	0.01	0.47	0.77	(0.48)	0.33	0.09
Total from investment operations	0.12	0.70	1.06	(0.24)	0.55	0.29
Less distributions:
Distributions from net investment income	(0.09)	(0.22)	(0.28)	(0.24)	(0.25)	(0.22)
Distributions from net realized gains	—	(0.01)	(0.05)	(0.07)	—	(0.17)
Total distributions	(0.09)	(0.23)	(0.33)	(0.31)	(0.25)	(0.39)
Net asset value at end of period	$10.83	$10.80	$10.33	$9.60	$10.15	$9.85
Total return	1.15% [2]	6.93%	11.18%	(2.31%)	5.64%	2.97%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[3]	0.00% [4]	0.00%	0.00%	0.00%	0.00% [5],[6]	0.00%
Gross operating expenses[3]	0.10% [4]	0.14%	0.23%	0.20%	0.20%	0.18%
Net investment income (loss)	2.00% [4]	2.17%	2.85%	2.42%	2.17%	2.02%
Portfolio turnover rate	12% [2]	23%	31%	11%	63% [7]	9%
Net assets, end of period (x 1,000,000)	$110	$112	$63	$40	$48	$47

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
4
Annualized.
5
Less than 0.005%.
6
The ratio of net operating expenses would have been 0.00%, if certain non-routine expenses had not been incurred.
7
The portfolio turnover rate increased due to the in-kind transactions relating to Schwab Total Bond Market Fund and Schwab U.S. Aggregate Bond Index Fund. There were no transaction costs associated with these transactions. For comparison purposes, portfolio turnover rate would have been 16% without including these transactions.

Schwab Monthly Income Funds   |  Semiannual Report
See financial notes

Schwab Monthly Income Fund – Maximum Payout
Portfolio Holdings as of June 30, 2021 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 98.9% of net assets

Equity Funds 18.2%
Global Real Estate 2.9%
Schwab Global Real Estate Fund	414,163	3,251,178
International 4.8%
Laudus International MarketMasters Fund *	177,541	5,352,854
Large-Cap 10.5%
Schwab Dividend Equity Fund	708,404	11,532,816
		20,136,848

Fixed-Income Fund 79.8%
Intermediate-Term Bond 79.8%
Schwab U.S. Aggregate Bond Index Fund	8,373,086	88,001,133

Money Market Fund 0.9%
Schwab Variable Share Price Money Fund, Ultra Shares 0.03% (a)	975,359	975,749
Total Affiliated Underlying Funds
(Cost $102,699,434)		109,113,730
Security	Number of Shares	Value ($)
Unaffiliated Underlying Fund 1.1% of net assets

Money Market Fund 1.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (a)	1,230,778	1,230,778
Total Unaffiliated Underlying Fund
(Cost $1,230,778)		1,230,778
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended June 30, 2021:
Affiliated Underlying Funds	Value at 12/31/20	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Value at 06/30/21	Balance of Shares Held at 06/30/21	Distributions Received*
Laudus International MarketMasters Fund	$5,542,048	$1,139,002	($1,724,946)	$126,017	$270,733	$5,352,854	177,541	$—
Schwab Dividend Equity Fund	12,053,824	536,423	(2,891,853)	164,593	1,669,829	11,532,816	708,404	112,090
Schwab Global Real Estate Fund	3,191,436	228,115	(562,000)	(59,043)	452,670	3,251,178	414,163	68,114
Schwab U.S. Aggregate Bond Index Fund	89,008,829	11,585,117	(10,027,696)	(365,876)	(2,199,241)	88,001,133	8,373,086	910,212
Schwab Variable Share Price Money Fund, Ultra Shares	975,521	131	—	—	97	975,749	975,359	143
Total	$110,771,658	$13,488,788	($15,206,495)	($134,309)	$194,088	$109,113,730		$1,090,559
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

At June 30, 2021, all of the fund’s investment securities were classified as Level 1. Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3. (See financial note 2(a) for additional information)

Schwab Monthly Income Funds   |  Semiannual Report
See financial notes

Schwab Monthly Income Fund – Maximum Payout
Statement of Assets and Liabilities

As of June 30, 2021; unaudited
Assets
Investments in securities, at value - affiliated (cost $102,699,434)		$109,113,730
Investments in securities, at value - unaffiliated (cost $1,230,778)		1,230,778
Receivables:
Fund shares sold		274,761
Dividends		247,641
Due from investment adviser		10,080
Prepaid expenses	+	20,170
Total assets		110,897,160
Liabilities
Payables:
Investments bought		427,682
Independent trustees’ fees		328
Fund shares redeemed		99,389
Accrued expenses	+	28,907
Total liabilities		556,306
Net Assets
Total assets		110,897,160
Total liabilities	–	556,306
Net assets		$110,340,854
Net Assets by Source
Capital received from investors		104,004,565
Total distributable earnings		6,336,289

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$110,340,854		10,186,295		$10.83

Schwab Monthly Income Funds   |  Semiannual Report
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Schwab Monthly Income Fund – Maximum Payout
Statement of Operations

For the period January 1, 2021 through June 30, 2021; unaudited
Investment Income
Dividends received from securities - affiliated		$1,090,559
Dividends received from securities - unaffiliated	+	171
Total investment income		1,090,730
Expenses
Registration fees		19,429
Professional fees		13,828
Portfolio accounting fees		8,961
Shareholder reports		7,550
Independent trustees’ fees		3,634
Transfer agent fees		1,208
Custodian fees		796
Other expenses	+	1,283
Total expenses		56,689
Expense reduction by CSIM and its affiliates	–	56,689
Net expenses	–	—
Net investment income		1,090,730
Realized and Unrealized Gains (Losses)
Net realized losses on sales of securities - affiliated		(134,309)
Net change in unrealized appreciation (depreciation) on securities - affiliated	+	194,088
Net realized and unrealized gains		59,779
Increase in net assets resulting from operations		$1,150,509

Schwab Monthly Income Funds   |  Semiannual Report
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Schwab Monthly Income Fund – Maximum Payout
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	1/1/21-6/30/21		1/1/20-12/31/20
Net investment income		$1,090,730	$1,689,567
Net realized gains (losses)		(134,309)	192,821
Net change in unrealized appreciation (depreciation)	+	194,088	3,128,712
Increase in net assets from operations		1,150,509	5,011,100
Distributions to Shareholders
Total distributions		($965,653)	($1,822,117)

Transactions in Fund Shares
		1/1/21-6/30/21		1/1/20-12/31/20
		SHARES	VALUE	SHARES	VALUE
Shares sold		3,328,857	$35,797,569	8,675,410	$91,217,898
Shares reinvested		55,613	597,712	105,564	1,111,251
Shares redeemed	+	(3,567,847)	(38,281,985)	(4,462,298)	(46,001,366)
Net transactions in fund shares		(183,377)	($1,886,704)	4,318,676	$46,327,783
Shares Outstanding and Net Assets
		1/1/21-6/30/21		1/1/20-12/31/20
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		10,369,672	$112,042,702	6,050,996	$62,525,936
Total increase (decrease)	+	(183,377)	(1,701,848)	4,318,676	49,516,766
End of period		10,186,295	$110,340,854	10,369,672	$112,042,702

Schwab Monthly Income Funds   |  Semiannual Report
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Schwab Monthly Income Funds
Financial Notes, unaudited

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Capital Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB CAPITAL TRUST (ORGANIZED MAY 7, 1993)
Schwab Monthly Income Fund - Moderate Payout	Schwab Balanced Fund
Schwab Monthly Income Fund - Enhanced Payout	Schwab Core Equity Fund
Schwab Monthly Income Fund - Maximum Payout	Schwab Dividend Equity Fund
Schwab Target 2010 Fund	Schwab Large-Cap Growth Fund
Schwab Target 2015 Fund	Schwab Small-Cap Equity Fund
Schwab Target 2020 Fund	Schwab Hedged Equity Fund
Schwab Target 2025 Fund	Schwab Health Care Fund
Schwab Target 2030 Fund	Schwab International Core Equity Fund
Schwab Target 2035 Fund	Schwab Fundamental US Large Company Index Fund
Schwab Target 2040 Fund	Schwab Fundamental US Small Company Index Fund
Schwab Target 2045 Fund	Schwab Fundamental International Large Company Index Fund
Schwab Target 2050 Fund	Schwab Fundamental International Small Company Index Fund
Schwab Target 2055 Fund	Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Target 2060 Fund	Schwab Fundamental Global Real Estate Index Fund
Schwab Target 2065 Fund	Schwab Target 2010 Index Fund
Schwab S&P 500 Index Fund	Schwab Target 2015 Index Fund
Schwab Small-Cap Index Fund®	Schwab Target 2020 Index Fund
Schwab Total Stock Market Index Fund®	Schwab Target 2025 Index Fund
Schwab U.S. Large-Cap Growth Index Fund	Schwab Target 2030 Index Fund
Schwab U.S. Large-Cap Value Index Fund	Schwab Target 2035 Index Fund
Schwab U.S. Mid-Cap Index Fund	Schwab Target 2040 Index Fund
Schwab International Index Fund®	Schwab Target 2045 Index Fund
Schwab MarketTrack All Equity Portfolio™	Schwab Target 2050 Index Fund
Schwab MarketTrack Growth Portfolio™	Schwab Target 2055 Index Fund
Schwab MarketTrack Balanced Portfolio™	Schwab Target 2060 Index Fund
Schwab MarketTrack Conservative Portfolio™	Schwab Target 2065 Index Fund
Laudus International MarketMasters Fund™
The Schwab Monthly Income Funds are “fund of funds.” Each of the funds seeks to achieve its investment objective by investing primarily in a combination of Schwab Funds, Laudus Funds and Schwab Exchange-Traded Funds (ETFs) and may also invest in other unaffiliated, third-party mutual funds (all such mutual funds and ETFs referred to as “underlying funds”), in accordance with its target portfolio allocation. Each fund may also invest directly in equity and fixed income securities, cash and cash equivalents, including money market securities and ETFs.
Each fund in this report offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The financial statements of the funds should be read in conjunction with the underlying funds’ financial statements. For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the U.S. Securities and Exchange Commission (SEC) and are available on the SEC’s website at www.sec.gov.

Schwab Monthly Income Funds   |  Semiannual Report

Schwab Monthly Income Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Mutual funds: Mutual funds are valued at their respective NAVs.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and mutual funds. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the underlying securities held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

Schwab Monthly Income Funds   |  Semiannual Report

Schwab Monthly Income Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
As disclosed in the Portfolio Holdings, as of June 30, 2021, all of the funds’ investments were classified as Level 1.
(b) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(c) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date). Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
(d) Expenses:
Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to more than one fund in the trusts generally are allocated among those funds in proportion to their average daily net assets. Each fund bears its share of the acquired fund fees and expenses of the underlying funds, which are indirect expenses incurred by the fund through its investments in the underlying funds. Such expenses are reflected in the net asset values of the underlying funds.
(e) Distributions to Shareholders:
The funds make distributions from net investment income monthly and from net realized capital gains, if any, once a year.
(f) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(g) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(h) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:
Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Asset Allocation Risk. The funds are subject to the risk that the selection of the underlying funds and the allocation of a fund’s assets among the various asset classes and market segments may cause a fund to underperform other funds with a similar investment objective.
Conflicts of Interest Risk. The investment adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds and ETFs may create a conflict of interest because the fees paid to it and its affiliates by some underlying funds are higher than the fees paid by other underlying funds. The investment adviser also may have an incentive to

Schwab Monthly Income Funds   |  Semiannual Report

Schwab Monthly Income Funds
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
select an affiliated underlying fund for other reasons, including to increase assets under management or to support new investment strategies. In addition, other conflicts of interest may exist where the best interests of the affiliated underlying fund may not be aligned with those of a fund. However, the investment adviser is a fiduciary to the fund and is legally obligated to act in the fund’s best interests when selecting underlying funds.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters, and epidemics may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.
Structural Risk. The funds’ monthly income payments will be made from fund assets and will reduce the amount of assets available for investment by the fund. Even if a fund’s capital grows over time, such growth may be insufficient to enable the fund to maintain the amount of its targeted annual payout and targeted monthly income payments. A fund’s investment losses may reduce the amount of future cash income payments an investor will receive from the fund. The dollar amount of a fund’s monthly income payments could vary substantially from one year to the next and over time depending on several factors, including the performance of the financial markets in which the fund invests, the allocation of fund assets across different asset classes and investments, the performance of the fund’s investment strategies, and the amount and timing of prior distributions by the fund. It is also possible for payments to go down substantially from one year to the next and over time depending on the timing of an investor’s investments in the fund. Any redemptions will proportionately reduce the amount of future cash income payments to be received from the fund. There is no guarantee that the fund will make monthly income payments to its shareholders or, if made, that the fund’s monthly income payments to shareholders will remain at a fixed amount.
Direct Investment Risk. The funds may invest directly in cash, cash equivalents and equity and fixed-income securities, including money market securities to maintain their allocations. A fund’s direct investment in these securities is subject to the same or similar risks as an underlying fund’s investment in the same securities.
Underlying Fund Investment Risk. Before investing in the funds, investors should assess the risks associated with the underlying funds in which a fund may invest, which include any combination of the risks described below.
•   Investment Risk. The funds may experience losses with respect to their investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.
•   Management Risk. Certain underlying funds are actively managed mutual funds. An underlying fund’s adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results or cause the underlying fund to meet its objectives.
•   Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
•   Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, an underlying fund’s performance could be impacted.
•   Concentration Risk. To the extent that an underlying fund’s or the index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector, country or asset class, the underlying fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector, country or asset class.
•   Fixed-Income Risk. Interest rates rise and fall over time, which will affect an underlying fund’s yield and share price. A change in a central bank’s monetary policy or economic conditions, among other things, may result in a change in interest rates. A rise in interest rates could cause an underlying fund’s share price to fall. The credit quality of a portfolio investment could also cause an underlying fund’s share price to fall. An underlying fund could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations. Fixed-income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt the fund’s yield or share price. Below investment-grade bonds (junk bonds) involve greater credit risk, are more volatile, involve greater risk of price declines and may be more susceptible to economic downturns than investment-grade securities.

Schwab Monthly Income Funds   |  Semiannual Report

Schwab Monthly Income Funds
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
•   Foreign Investment Risk. An underlying fund’s investments in securities of foreign issuers involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of an underlying fund’s investments, and could impair the underlying fund’s ability to meet its investment objective or invest in accordance with its investment strategy. There is a risk that investments in securities denominated in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar.
•   Derivatives Risk. An underlying fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. An underlying fund’s use of derivatives could reduce the underlying fund’s performance, increase volatility, and could cause the underlying fund to lose more than the initial amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on an underlying fund.
•   Leverage Risk. Certain underlying fund transactions, such as derivatives transactions, short sales, reverse repurchase agreements, and mortgage dollar rolls, may give rise to a form of leverage and may expose an underlying fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of an underlying fund’s portfolio securities, which means even a small amount of leverage can have a disproportionately large impact on the fund.
•   Money Market Fund Risk. A fund may invest in underlying money market funds that either seek to maintain a stable $1.00 net asset value (“stable share price money market funds”) or that have a share price that fluctuates (“variable share price money market funds”). Although an underlying stable share price money market fund seeks to maintain a stable $1.00 net asset value, it is possible to lose money by investing in such a money market fund. Because the share price of an underlying variable share price money market fund will fluctuate, when the fund sells the shares it owns they may be worth more or less than what the fund originally paid for them. In addition, neither type of money market fund is designed to offer capital appreciation. Certain underlying money market funds may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if such fund’s liquidity falls below required minimums.
•   Tracking Error Risk. Each underlying index fund seeks to track the performance of its respective index, although it may not be successful in doing so. The divergence between the performance of a fund and its benchmark index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant. If the underlying fund utilizes a sampling approach, it may not track the return of the index as well as it would if the underlying fund purchased all of the securities in the index.
•   Liquidity Risk. An underlying fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the underlying fund may have to sell them at a loss.
•   ETF Risk. When an underlying fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in the market for an ETF’s shares can result in its value being more volatile than the underlying portfolio of securities.
•   Securities Lending Risk. Certain underlying funds engage in securities lending, which involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
•   Real Estate Investment Risk. An underlying fund in which the fund may invest may have a policy of concentrating its investments in real estate companies and companies related to the real estate industry. As such, an underlying fund is subject to risks associated with the direct ownership of real estate securities and the fund’s investment in such an underlying fund is subject to risks associated with the direct ownership of real estate securities and an investment in the underlying fund will be closely linked to the performance of the real estate markets. These risks include, among others, declines in the value of real estate; risks related to general and local economic conditions;possible lack of availability of mortgage funds or other limits to accessing the credit or capital markets; defaults by borrowers or tenants, particularly during an economic downturn; and changes in interest rates.

Schwab Monthly Income Funds   |  Semiannual Report

Schwab Monthly Income Funds
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
•   Real Estate Investment Trusts (REITs) Risk. An underlying fund’s investments in REITs will be subject to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties, defaults by borrowers or tenants, access to capital, changes in interest rates and risks related to general or local economic conditions. REITs are also subject to certain additional risks, for example, REITs may have their investments in relatively few properties, a small geographic area or a single property type. In addition, REITs have their own expenses, and an underlying fund will bear a proportionate share of those expenses.
•   Portfolio Turnover Risk. Certain of the underlying funds may buy and sell portfolio securities actively. If they do, their portfolio turnover rate and transaction costs will rise, which may lower the underlying fund’s performance and may increase the likelihood of capital gains distributions.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between it and the trust. The investment adviser does not receive a fee for the services it performs for the funds. However, the investment adviser is entitled to receive an annual management fee from each of the affiliated Schwab Funds and/or Laudus Funds that serve as underlying funds.
Shareholder Servicing
The Board has adopted a Shareholder Servicing Plan (the Plan) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc., a broker-dealer affiliate of CSIM (together, service providers), of certain shareholder services to the current shareholders of the funds. The funds are not subject to any fees under the Plan.
Expense Limitation
CSIM and its affiliates have agreed with the funds, for so long as CSIM serves as the investment adviser to the funds, which may only be amended or terminated with approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses to 0.00%.
The agreement to limit the funds’ total expenses charged is limited to each fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses, which are indirect expenses incurred by a fund through its investments in the underlying funds.
Investments in Affiliates
The funds may engage in certain transactions involving related parties. Pursuant to an exemptive order issued by the SEC, the funds may invest in other related funds. As of June 30, 2021, each Schwab Monthly Income Fund’s ownership percentages of other related funds’ shares are:
Underlying Funds	Schwab Monthly Income Fund - Moderate Payout	Schwab Monthly Income Fund - Enhanced Payout	Schwab Monthly Income Fund - Maximum Payout
Laudus International MarketMasters Fund	0.4%	0.6%	0.4%
Schwab Dividend Equity Fund	2.2%	2.9%	1.8%
Schwab Global Real Estate Fund	1.2%	1.6%	1.0%
Schwab U.S. Aggregate Bond Index Fund	0.5%	1.2%	1.7%
Schwab Variable Share Price Money Fund, Ultra Shares	0.0%*	0.0%*	0.0%*
*	Less than 0.05%

Schwab Monthly Income Funds   |  Semiannual Report

Schwab Monthly Income Funds
Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

5. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on each fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:
During the period, the funds were participants with other funds in the Fund Complex in a joint, syndicated, committed $850 million line of credit (the Syndicated Credit Facility), maturing on September 30, 2021. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by a fund, each fund paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, maturing on September 30, 2021. Under the terms of the Uncommitted Credit Facility, each fund pays interest on the amount a fund borrows. There were no borrowings from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Purchases and Sales of Investment Securities:
For the period ended June 30, 2021, purchases and sales of securities (excluding short-term obligations) were as follows:
	Purchases of Securities	Sales of Securities
Schwab Monthly Income Fund - Moderate Payout	$5,353,624	$2,525,000
Schwab Monthly Income Fund - Enhanced Payout	14,889,074	9,672,364
Schwab Monthly Income Fund - Maximum Payout	13,488,788	15,206,495

8. Federal Income Taxes:
As of June 30, 2021, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	Schwab Monthly Income Fund - Moderate Payout	Schwab Monthly Income Fund - Enhanced Payout	Schwab Monthly Income Fund - Maximum Payout
Tax cost	$43,847,665	$86,273,764	$104,798,150
Gross unrealized appreciation	$6,139,226	$11,581,566	$5,546,358
Gross unrealized depreciation	(115)	—	—
Net unrealized appreciation (depreciation)	$6,139,111	$11,581,566	$5,546,358

Schwab Monthly Income Funds   |  Semiannual Report

Schwab Monthly Income Funds
Financial Notes, unaudited (continued)

8. Federal Income Taxes (continued):
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2020, the funds had no capital loss carryforwards available to offset future net capital gains.
The tax-basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of June 30, 2021. The tax-basis components of distributions paid during the fiscal year ended December 31, 2020, were as follows:
	Schwab Monthly Income Fund - Moderate Payout	Schwab Monthly Income Fund - Enhanced Payout	Schwab Monthly Income Fund - Maximum Payout
Ordinary income	$868,732	$1,819,998	$1,763,366
Long-term capital gains	292,105	854,804	58,751
As of December 31, 2020, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal year ended December 31, 2020, the funds did not incur any interest or penalties.

9. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

Schwab Monthly Income Funds   |  Semiannual Report

Schwab Monthly Income Funds
Investment Advisory Agreement Approval

The Investment Company Act of 1940, as amended (the 1940 Act), requires that the continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory and administration agreement (the Agreement) between Schwab Capital Trust (the Trust) and Charles Schwab Investment Management, Inc. (CSIM) with respect to the existing funds in the Trust, including Schwab Monthly Income Fund – Moderate Payout, Schwab Monthly Income Fund – Enhanced Payout and Schwab Monthly Income Fund – Maximum Payout (the Funds), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel, business goals and priorities, profitability, third-party oversight, corporate structure and operations. As part of the renewal process, the Independent Trustees’ legal counsel, on behalf of the Independent Trustees, sends an information request letter to CSIM seeking certain relevant information. The responses by CSIM are provided to the Trustees in the Board materials for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to the Funds’ operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. In considering the renewal, the Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees participate in question and answer sessions with representatives of CSIM and meet in executive session outside the presence of Fund management.
The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreement with respect to the Funds at meetings held on May 12, 2021 and June 8, 2021, and approved the renewal of the Agreement with respect to the Funds for an additional one-year term at the meeting on June 8, 2021 called for the purpose of voting on such approval.1
The Board’s approval of the continuance of the Agreement with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.	the nature, extent and quality of the services provided to each Fund under the Agreement, including the resources of CSIM and its affiliates dedicated to the Funds;
2.	each Fund’s investment performance and how it compared to that of certain other comparable mutual funds and benchmark data;
3.	each Fund’s expenses and how those expenses compared to those of certain other similar mutual funds;
4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to each Fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and
5.	the extent to which economies of scale would be realized as each Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, CSIM’s experience, track record, compliance program, resources dedicated to hiring and retaining skilled personnel and specialized talent, and information security resources. The Trustees also considered information provided by CSIM relating to services and support provided with respect to the Funds’ portfolio management team, portfolio strategy, and internal investment guidelines, as well as trading infrastructure, liquidity management, product design and analysis, shareholder communications, securities valuation, fund accounting and custody, and vendor and risk oversight. The Trustees also considered investments CSIM has made in its infrastructure, including modernizing CSIM’s technology and use of data, increasing expertise in key areas (including portfolio management and trade operations), and improving business continuity, cybersecurity, due diligence, risk management processes, and information security programs, which are designed to provide enhanced services to the Funds and their shareholders. The Trustees considered CSIM’s

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effective implementation of its business continuity plan in response to the COVID-19 pandemic and government-mandated restrictions during the prior year. The Trustees also considered Schwab’s wide range of products, services, and channel alternatives such as investment research tools and an array of account features that benefit Fund shareholders who are brokerage clients of Schwab. The Trustees also considered Schwab’s reputation as a full service brokerage firm and its overall financial condition, including Schwab’s ability to maintain consistent operations and service levels during recent periods of remote work and market volatility. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds supported renewal of the Agreement with respect to the Funds.
Fund Performance. The Board considered each Fund’s performance in determining whether to renew the Agreement with respect to such Fund. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other mutual funds and applicable indices/benchmarks, in light of total return, yield, if applicable, and market trends, as well as in consideration of each Fund’s investment style and strategy attributes and disclosures. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the independent provider of investment company data who prepared the peer category analysis. In evaluating the performance of each Fund, the Trustees considered the risk profile for such Fund and the appropriateness of the benchmark used to compare the performance of each Fund. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and adviser profitability discussed below and also noted that the Board and a designated committee of the Board review performance throughout the year. Although the Funds had performance that lagged that of a relevant peer group for the periods considered, the Board concluded that other factors relevant to performance supported renewal of the Agreement with respect to these Funds including that the underperformance was attributable, to a significant extent, to investment decisions by CSIM that were reasonable and consistent with the Funds’ investment objective and policies and that CSIM had taken steps designed to help improve performance. Following such evaluation, the Board concluded, within the context of its full deliberations that, with respect to each Fund, the performance of such Fund supported renewal of the Agreement with respect to such Fund.
Fund Expenses. With respect to each Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement and each Fund’s net operating expense ratio, in each case, in comparison to those of other similar mutual funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. CSIM reported to the Board, and the Board took into account, the risk assumed by CSIM in the development of the Funds and provision of services as well as the competitive marketplace for financial products. The Trustees considered the effects of CSIM’s and Schwab’s practice of waiving certain fees to prevent total annual operating expenses of the Funds from exceeding a specified cap. The Trustees also considered CSIM’s contractual commitment to keep the expense cap for so long as CSIM serves as the adviser to the Fund. The Trustees also considered that CSIM is not charging any management fees at the Fund level; it being understood that there are management fees at the underlying fund level. The Trustees also considered fees charged by CSIM to other mutual funds. The Trustees noted that shareholders of the Funds indirectly pay their pro rata share of the fees and expenses of the underlying funds in which the Funds invest. Following such evaluation, the Board concluded, within the context of its full deliberations, that, with respect to each Fund, the expenses of such Fund are reasonable and supported renewal of the Agreement with respect to such Fund.
Profitability. The Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly, and reviewed profitability on a pre-tax basis, without regard to distribution expenses. In this connection, the Trustees reviewed management’s profitability analyses. The Trustees also reviewed profitability of CSIM relating to the Schwab fund complex as a whole, noting the benefits to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain fixed costs across the Funds and other funds in the complex. The Trustees considered that CSIM is not charging any management fees at the Fund level; it being understood that there are management fees at the underlying fund level. The Trustees also considered any other benefits derived by CSIM from its relationship with the Funds, such as whether, by virtue of its management of the Funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. Also, because the Funds invest a portion of their assets in other funds within the Schwab fund complex, the Trustees considered that CSIM indirectly benefits from the Funds’ investments in other underlying funds managed by CSIM. The Trustees considered whether the compensation and profitability with respect to the Funds under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the Funds by CSIM and its affiliates. The Trustees noted that CSIM continues to invest substantial sums in its business in order to provide enhanced research capabilities, services and systems to benefit the Funds. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM with respect to each Fund is reasonable and supported renewal of the Agreement with respect to such Fund.

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Economies of Scale. Although the Trustees recognized the difficulty of determining economies of scale with precision, the Trustees considered the potential existence of any economies of scale and whether those are passed along to a Fund’s shareholders through (i) the enhancement of services provided to the Funds in return for fees paid, including through investments by CSIM in CSIM’s infrastructure, including modernizing CSIM’s technology and use of data, increasing expertise and capabilities in key areas (including portfolio and trade operations), and improving business continuity, cybersecurity, due diligence and information security programs, which are designed to provide enhanced services to the Funds and their shareholders; (ii) fee waivers or expense caps by CSIM and its affiliates for those funds in the Schwab fund complex with such features; and (iii) pricing a fund to scale and keeping overall expenses down as the fund grows. The Trustees acknowledged that CSIM has shared any economies of scale with the Funds by investing in CSIM’s infrastructure, as discussed above, over time and that CSIM’s internal costs of providing investment management, technology, administrative, legal and compliance services to the Funds continue to increase as a result of regulatory or other developments. The Trustees considered that CSIM and its affiliates may employ contractual expense caps to protect shareholders from high fees when fund assets are relatively small, for example, in the case of newer funds or funds with investment strategies that are from time to time out of favor, because, among other reasons, shareholders may benefit from the continued availability of such funds at subsidized expense levels. Based on this evaluation, the Board concluded, within the context of its full deliberations, that each Fund obtains reasonable benefits from economies of scale.
In the course of their deliberations, the Trustees may have accorded different weights to various factors and did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Funds and concluded that the compensation under the Agreement with respect to the Funds is fair and reasonable in light of the services provided and the related expenses borne by CSIM and its affiliates and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.

[1]	The meeting on June 8, 2021 was held by means of videoconference in reliance on exemptive relief from the in-person voting requirement under the 1940 Act as provided by the Securities and Exchange Commission.

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Trustees and Officers

The tables below give information about the trustees and officers of Schwab Capital Trust, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 103 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) (investment management firm) and President, PIMCO Funds.	103	None
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow (Oct. 1979 – present), The Hoover Institution at Stanford University (public policy think tank); Senior Fellow (2000 – present), Stanford Institute for Economic Policy Research; Professor of Public Policy (1994 – 2015), Stanford University.	103	Director (2005 – 2020), Gilead Sciences, Inc.
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired. President and Chairman (2014 – 2016), TIAA Charitable (financial services); Senior Managing Director (2003 – 2016), TIAA (financial services).	103	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	103	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – present), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	103	None

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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group (Dec. 2008 – Sept. 2013), Intuit, Inc. (financial software and services firm for consumers and small businesses).	103	Director (2008 – present), KLA-Tencor Corporation
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	103	None
J. Derek Penn 1957 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Head of Equity Sales and Trading (2006 – 2018), BNY Mellon (financial services).	103	None

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer (Oct. 2008 – present), The Charles Schwab Corporation; President and Chief Executive Officer (Oct. 2008 – present) and Director (May 2008 – present), Charles Schwab & Co., Inc.; Director (Apr. 2006 – present), Charles Schwab Bank, SSB; Director (Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director (July 2019 – present), Charles Schwab Trust Bank; Director (May 2008 – present) and President and Chief Executive Officer (Aug. 2017 – present), Schwab Holdings, Inc.; Director (Oct. 2020 – present), TD Ameritrade Holding Corporation; Director (July 2016 – present), Charles Schwab Investment Management, Inc.	103	Director (2008 – present), The Charles Schwab Corporation

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Interested Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Chief Operating Officer (Feb. 2018 – present) and Senior Executive Vice President (July 2015 – Feb. 2018), The Charles Schwab Corporation; Senior Executive Vice President (July 2015 – present), Charles Schwab & Co., Inc.; Chief Financial Officer (July 2015 – Aug. 2017) and Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director (May 2007 – present), Charles Schwab & Co., Inc.; Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank, SSB; Director (Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director (May 2007 – present), Chief Financial Officer (May 2007 – Aug. 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.; Director (Oct. 2020 – present), TD Ameritrade Holding Corporation.	103	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Jonathan de St. Paer
1973
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Director (Apr. 2019 – present), President (Oct. 2018 – present), Chief Operating Officer (Jan. 2020 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab Investment Management, Inc.; Senior Vice President (June 2020 – present) and Chief Operating Officer (Jan. 2020 – present), Charles Schwab Investment Advisory, Inc.; Chief Executive Officer (Apr. 2019 – present), President (Nov. 2018 – present) and Trustee (Apr. 2019 – Dec. 2020), Schwab Funds, Laudus Funds and Schwab ETFs; Director (Apr. 2019 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.
Mark Fischer
1970
Treasurer, Chief Financial Officer and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer (Jan. 2016 – present) and Chief Operating Officer (Dec. 2020 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Assistant Treasurer (Dec. 2013 – Dec. 2015), Schwab Funds and Laudus Funds; Assistant Treasurer (Nov. 2013 – Dec. 2015), Schwab ETFs; Chief Financial Officer (Mar. 2020 – present) and Vice President (Oct. 2013 – present), Charles Schwab Investment Management, Inc.; Executive Director (Apr. 2011 – Sept. 2013), J.P. Morgan Investor Services; Assistant Treasurer (May 2005 – Mar. 2011), Massachusetts Financial Service Investment Management.
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Head of the Portfolio Management Group and Vice President of Portfolio Management (May 2009 – Apr. 2011), Financial Engines, Inc. (investment management firm); Head of Quantitative Equity (July 2004 – Jan. 2009), ING Investment Management.
Brett Wander
1961
Senior Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Senior Managing Director and Global Head of Active Fixed-Income Strategies (Jan. 2008 – Oct. 2010), State Street Global Advisors; Director of Alpha Strategies (Apr. 2006 – Jan. 2008), Loomis, Sayles & Company (investment management firm).
William P. McMahon, Jr.
1972
Senior Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Senior Vice President and Chief Investment Officer (Jan. 2020 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer (June 2021 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Senior Vice President and Chief Investment Officer – ThomasPartners Strategies (Apr. 2018 – Dec. 2019), Charles Schwab Investment Advisory, Inc.; Senior Vice President and Chief Investment Officer (May 2001 – Apr. 2018), ThomasPartners, Inc.

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Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present) and Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present) and Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk (Apr. 2011 – present), Laudus Funds; Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President (July 2005 – present), Charles Schwab & Co., Inc.; Vice President (Sept. 2005 – present), Charles Schwab Investment Management, Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary (Oct. 2009 – present), Schwab ETFs.
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger and Mr. Martinetto are Interested Trustees. Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc. (CSIM), the investment adviser for the trusts in the Fund Complex, is an employee and director of Charles Schwab & Co., Inc. (Schwab), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust, and is a director of CSIM. Mr. Martinetto is an Interested Trustee because he owns stock of CSC and is an employee and director of Schwab.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

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Glossary

asset allocation  The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.
asset class  A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
Bloomberg Barclays US Aggregate Bond Index  An index that is a broad-based benchmark measuring the performance of the U.S. investment grade, taxable bond market, including U.S. Treasuries, government-related and corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities that are publicly available for sale in the United States. To be eligible for inclusion in the index, securities must be fixed rate, non-convertible, U.S. dollar-denominated with at least $300 million or more of outstanding face value and have one or more years remaining to maturity. The index excludes certain types of securities, including tax-exempt state and local government series bonds, structured notes embedded with swaps or other special features, private placements, floating rate securities, inflation-linked bonds and Eurobonds. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg Barclays US Intermediate Aggregate Bond Index  An index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.
Bloomberg Barclays US Treasury Bills 1–3 Month Index  An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months but more than 1 month, are rated investment grade and have $300 million or more of outstanding face value. It excludes zero-coupon STRIPS.
bond  A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the coupon rate) until a specified date (the maturity date), at which time the issuer returns the money borrowed (principal or face value) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”
An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.
bond fund  A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.
cap, capitalization  See “market cap.”
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
Enhanced Payout Composite Index  A custom blended index developed by CSIM based on a comparable portfolio asset allocation. Effective January 29, 2019, the Enhanced Payout Composite Index is composed of 19.5% S& P 500 Index, 8.1% MSCI EAFE Index (Net), 4.9% FTSE EPRA Nareit Global Index (Net), 65.5% Bloomberg Barclays US
Aggregate Bond Index, and 2.0% Bloomberg Barclays US Treasury Bills 1-3 Month Index. From April 1, 2013 through January 28, 2019, the Enhanced Payout Composite Index was composed of 19.5% S&P 500 Index, 8.1% MSCI EAFE Index (Net), 4.9% FTSE EPRA Nareit Global Index (Net), 39.3% Bloomberg Barclays US Aggregate Bond Index, 26.2% Bloomberg Barclays US Intermediate Aggregate Bond Index, and 2.0% Bloomberg Barclays US Treasury Bills 1–3 Month Index. Prior to April 1, 2013, the Enhanced Payout Composite Index was composed of 25% S&P 500 Index and 75% Bloomberg Barclays US Aggregate Bond Index. Percentages listed may not total to 100% due to rounding.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
FTSE EPRA Nareit Global Index (Net)  An index that provides a diverse representation of publicly traded equity real estate investment trusts (REITs) and listed property companies worldwide. The index constituents are free-float adjusted, and screened on liquidity, size and revenue. The index is comprised of countries in developed and emerging markets. The Net of Tax Index is calculated based on the maximum withholding tax rates applicable to dividends received by institutional investors who are not resident in the same country as the remitting company and who do not benefit from double taxation treaties.
FTSE non-US Dollar World Government Bond Index  A market capitalization index that measures the total rate of return performance for the government bonds of 22 countries, excluding the U.S., with a remaining maturity of at least 1 year.
market cap, market capitalization  The value of a company as determined by the total value of all shares of its stock outstanding.
Maximum Payout Composite Index  A custom blended index developed by CSIM based on a comparable portfolio asset allocation. Effective January 29, 2019, the Maximum Payout Composite Index is composed of 10.5% S&P 500 Index, 4.4% MSCI EAFE Index (Net), 2.6% FTSE EPRA Nareit Global Index (Net), 80.5% Bloomberg Barclays US Aggregate Bond Index, and 2.0% Bloomberg Barclays US Treasury Bills 1-3 Month Index. From April 1, 2013 through January 28, 2019, the Maximum Payout Composite Index was composed of 10.5% S&P 500 Index, 4.4% MSCI EAFE Index (Net), 2.6% FTSE EPRA Nareit Global Index (Net), 48.3% Bloomberg Barclays US Aggregate Bond Index, 32.2% Bloomberg Barclays US Intermediate Aggregate Bond Index, and 2.0% Bloomberg Barclays US Treasury Bills 1–3 Month Index. Prior to April 1, 2013, the Maximum Payout Composite Index was composed of 10% S&P 500 Index and 90% Bloomberg Barclays US Aggregate Bond Index. Percentages listed may not total to 100% due to rounding.
Moderate Payout Composite Index  A custom blended index developed by CSIM based on a comparable portfolio asset allocation. Effective January 29, 2019, the Moderate Payout Composite Index is composed of 28.5% S& P 500 Index, 11.9% MSCI EAFE Index (Net), 7.1% FTSE EPRA Nareit Global Index (Net), 50.5% Bloomberg Barclays US Aggregate Bond Index, and 2.0% Bloomberg Barclays US Treasury Bills 1-3 Month Index. From April 1, 2013 through January 28, 2019, the Moderate Payout Composite Index was composed of 28.5% S&P 500 Index, 11.9% MSCI EAFE Index (Net), 7.1% FTSE EPRA Nareit Global Index (Net), 30.3% Bloomberg Barclays US Aggregate Bond Index, 20.2% Bloomberg Barclays US Intermediate Aggregate Bond

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Index, and 2.0% Bloomberg Barclays US Treasury Bills 1-3 Month Index. Prior to April 1, 2013, the Moderate Payout Composite Index was composed of 40% S&P 500 Index and 60% Bloomberg Barclays US Aggregate Bond Index. Percentages listed may not total to 100% due to rounding.
MSCI EAFE Index (Net)  A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets in Europe, Australasia, and the Far East. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
MSCI Emerging Markets Index (Net)  A free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets. This series approximates the minimum possible dividend reinvestment. The returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
net asset value (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.
price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.
return on equity (ROE)  The average yearly rate of return for each dollar of investors’ money, measured over the past five years.
Russell 2000 Index  An index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
S&P 500 Index  An index that is designed to measure the performance of 500 leading publicly traded companies from a broad range of industries.
stock  A share of ownership, or equity, in the issuing company.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
12-Month Distribution Yield  reflects the fund’s monthly ordinary income distributions for the last 12 months divided by the fund’s Net Asset Value as of the end of the reporting period. Distribution yield does not include capital gains distributions.
weighted average  For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.

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Notes

Notes

Notes

Schwab Monthly Income Funds
Charles Schwab Investment Management

With a straightforward lineup of core products and solutions for building the foundation of a portfolio, Charles Schwab Investment Management advocates for investors of all sizes with a steadfast focus on lowering costs and reducing unnecessary complexity. The list below shows all currently available Schwab Funds®.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabassetmanagement.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

Schwab Funds
Equity Funds
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Hedged Equity Fund
Schwab Health Care Fund
Schwab International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab U.S. Large-Cap Growth Index Fund
Schwab U.S. Large-Cap Value Index Fund
Schwab U.S. Mid-Cap Index Fund
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund
Schwab MarketTrack Portfolios®
Schwab Target Funds
Schwab Target Index Funds
Schwab Monthly Income Funds
Bond Funds
Schwab Treasury Inflation Protected Securities Index Fund
Schwab U.S. Aggregate Bond Index Fund
Schwab Short-Term Bond Index Fund
Schwab Tax-Free Bond Fund1
Schwab California Tax-Free Bond Fund1
Schwab Opportunistic Municipal Bond Fund
Schwab Money Funds2
Schwab provides a broad choice of taxable and tax-exempt money market funds for both retail and institutional client types.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds
1-877-824-5615
© 2021 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.

¹	State, local, and the Federal Alternative Minimum Tax may apply. Capital gains are not exempt from Federal Taxation.
²	You could lose money by investing in the Schwab Money Funds. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Because the share price of Schwab Variable Share Price Money Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Schwab Money Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Schwab Money Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

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MFR43716-16
00263003

Item 2:	Code of Ethics.

Not applicable to this semi-annual report.

Item 3:	Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4:	Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5:	Audit Committee of Listed Registrants.

Not applicable to this semi-annual report.

Item 6:	Schedule of Investments.

The schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11:	Controls and Procedures.

(a)

Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Jonathan de St. Paer and Registrant’s Chief Financial Officer, Mark Fischer, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)

During the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13:	Exhibits.

(a) (1)	Code of ethics – not applicable to this semi-annual report.

(2) Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3) Not applicable.

(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSRS with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Capital Trust – Schwab Monthly Income Funds

By:	/s/ Jonathan de St. Paer
Jonathan de St. Paer Chief Executive Officer

Date:	August 16, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan de St. Paer
Jonathan de St. Paer Chief Executive Officer

Date:	August 16, 2021

By:	/s/ Mark Fischer
Mark Fischer Chief Financial Officer

Date:	August 16, 2021